SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Fair value measurements
Short-term investments	$ 27,767,470	$ 28,090,382
Level 2
Fair value measurements
Short-term investments	$ 27,767,470	$ 28,090,382